Trade Payables and Accrued Expenses - Summary of Trade Payables and Accrued Expenses (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Trade and other current payables [abstract]
Trade payables	₨ 24,406		₨ 23,452
Accrued expenses	45,632		42,034
Liabilities directly associated with assets held for sale	(1,909)
Trade payables and accrued expenses	₨ 68,129	$ 1,047	₨ 65,486